UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2011

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                                March 31, 2011


               Mutual Funds 		       Quantity	   Value

	Parnassus Small Cap 	                16,032	  408,666
        Dreyfus Opportunitistic Small Cap 	10,300	  332,499
        Pimco Small Cap StockPLUS TR I	        41,037	  332,397
        Royce Micro Cap Inv	                14,999	  283,323
        TFS Small Cap	                        19,044	  265,467
        TCW Small Cap Growth I	                 8,056	  261,672
        Royce 100 Inv	                        24,282	  258,605
        Schneider Small Cap Value	        13,584	  251,438
        Cambiar Small Cap Value I 	        12,740	  246,526
        Royce Dividend Value Inv	        33,875	  244,239
        Allianz NFJ Small Cap Value I	         7,471	  242,274
        American Century Small Cap Value Inv	22,593	  214,177
        T Rowe Price Small Cap Value 	         5,579	  209,596
        Perkins Small Cap Value I	         8,000	  203,760
        Janus Triton T	                        10,556	  188,740
        Southernsun Small Cap	                 7,236	  160,926
        Marshall Small Cap Growth I	         7,489	  157,264
        Adirondack Small Cap 	                 9,434	  154,528
                                                        ---------
   	Total Mutual Funds		                4,416,097

  Short-Term Securities

	Fidelity Institutional Money Market portfolio      78,871
                                                        ---------

  Total Investments in Securities			4,494,968

  Other assets 			                           48,736

  Net Assets			                       $4,543,704
                                                       ==========


-------------------------------------------------------------------------------
                      MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                   Schedule of Portfolio of Investments
                               March 31, 2011



               Mutual Funds 		       Quantity	   Value

	  Primecap Odyssey Growth 	        23,355	  382,316
          Parnassus 	                         8,917	  378,978
          Fairholme	                        10,691	  371,632
          Amana Growth 	                        14,523	  370,777
          Mainstay ICAP Select Equity I	         9,852	  365,991
          Wells Fargo Advantage Growth Adm	 9,395	  355,705
          Blackrock US Opportunitites I	         7,939	  348,430
          Amana Income	                        10,456	  347,446
          Columbia Value and Restructuring Z	 6,546	  347,007
          Artisan Mid Cap Value Inv	        15,527	  343,775
          Janus Contrarian T	                23,010	  341,929
          Wasatch 1st Source Income Equity 	23,118	  340,524
          Sterling Capital Equity Income	23,476	  340,163
          Fidelity Leveraged Co Stk	        11,048	  339,174
          Schneider Value	                21,835	  336,911
          American Funds Fundamental Inv F2	 8,397	  327,476
          Aston/Optimum Mid Cap N	         9,347	  319,961
          Dodge & Cox Stock	                 2,738	  311,490
          Fidelity Select Consumer Staples	 2,522	  174,215

                                                        ---------

	  Total Mutual Funds 		                6,443,900

  Short-Term Securities

	Fidelity Institutional Money Market portfolio     189,214
                                                        ---------

  Total Investments in Securities			6,633,114

  Other assets 			                           25,765
                                                       ----------

  Net Assets			                       $6,658,879
                                                       ==========


-------------------------------------------------------------------------------

                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                               March 31, 2011


                Mutual Funds 		         Quantity	Value


	TFS Market Neutral	                  17,250	267,369
        Oppenheimer Developing Markets Y    	   7,058	252,875
        T. Rowe Price Latin America  	           4,310	239,929
        Metzler/Payden European Emerging Markets   7,167	231,651
        Permanent Portfolio 	                   4,841	230,167
        Lazard Emerging Markets Equity I	   8,733	188,729
        Janus Overseas T	                   3,626	185,953
        Allianz NFJ International Value I	   8,325	180,895
        Harbor International I	                   2,661	167,741
        Blackrock International Opportunities I	   4,498	160,760
        Prudential Global Real Estate Z	           8,161	159,059
        IVY Assets Strategy Y 	                   6,020	153,271
        T. Rowe Price International Discovery	   3,422	153,121
        Wasatch Emerging Markets Small Cap 	  61,475	152,459
        Franklin Gold and Precious Metals Adv	   2,793	140,590
        Blackrock Global Allocation I 	           6,954	140,403
        Manning & Napier World Opportunities A	  15,508	140,040
        Oakmark International I	                   6,607	131,144
        T. Rowe Price Health Sciences	           3,771	128,394
        Vanguard Energy Inv	                   1,701	126,307
        Blackrock Health Sciences
           Opportunities Inv A                     4,142	125,765
        Nuveen Tradewinds Global Resources I 	   4,148	115,015
        T. Rowe Price Media & Telecommunications   2,024	112,227
        PIMCO Global Multi Asset I	           8,811	106,079
        Templeton Global Bond Adv	           7,485	102,470
        First American Global Infrastructure Y	  10,593	 98,941

                                                              ---------

	Total Mutual Funds		                      4,191,354

  Short-Term Securities

	Shareholder Services Group Money Market		        261,871
                                                             ----------

  Total Investments in Securities			      4,453,225

  Other assets 			                                 48,705
                                                             ----------

  Net Assets			                             $4,501,930

-------------------------------------------------------------------------------


ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The topic establishes a fair value hierarchy that distinguishes between
(1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and
(2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds' securities on a daily basis. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:


Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of March 31, 2011:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 4,543,704	      $ 6,658,879	 $ 4,501,930
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 4,543,704	      $ 6,658,879	 $ 4,501,930




Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3: Exhibits

The following exhibit are attached to this Form N-Q:

	- Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act of 2002








                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: May 23, 2011